Other Real Estate Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The following table details the unrealized gains and losses on other real estate securities as of December 31, 2014:

(In thousands)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other real estate securities	$18,528	$463	$—	$18,991

Schedule of Realized Gain (Loss)
The following table details the realized gains on sale of the Company's other real estate securities, which consisted of redeemable preferred stock, during the three and nine months ended September 30, 2015. As of September 30, 2016 and December 31, 2015, the Company had no investments in other real estate securities; as such, there were no other real estate securities sold during the nine months ended September 30, 2016:

(In thousands)	Aggregate Cost Basis	Sale Price	Realized Gain
Three Months Ended September 30, 2015	$9,821	$10,013	$192
Nine Months Ended September 30, 2015	$18,528	$19,266	$738

The following table details the realized gains, net on other real estate securities sold during the years ended December 31, 2015 and 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013:

(In thousands)	Aggregate Cost Basis	Sale Price	Realized Gain, Net
Year Ended December 31, 2015	$18,528	$19,266	$738
Year Ended December 31, 2014	$47,020	$47,317	$297
Period from January 22, 2013 (date of inception) to December 31, 2013	$360	$485	$125